Risk management - Credit Risk from UK Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Financial assets	€ 184,596	€ 191,124	€ 199,351
Maximum exposure to credit risk	943,903	993,412
Impairment loss on financial assets	21,567	20,970
Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	859,643	908,002
Impairment loss on financial assets	3,980	3,823
Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	52,897	54,616
Impairment loss on financial assets	4,311	4,644
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	31,363	30,795
Impairment loss on financial assets	13,276	12,504
Investment grade
Credit risk
Maximum exposure to credit risk	558,295	692,683
Investment grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	552,763	685,507
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	5,532	7,176
Investment grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Speculation grade
Credit risk
Maximum exposure to credit risk	354,245	269,935
Speculation grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	306,880	222,495
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	47,365	47,439
Speculation grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default
Credit risk
Maximum exposure to credit risk	31,363	30,795
Default | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	31,363	30,795
Gross carrying amount | Next 12 months | Financial instruments not credit-impaired
Credit risk
Financial assets	147,575	154,164
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Financial assets	446	117
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Financial assets	647	870
Santander UK plc
Credit risk
Maximum exposure to credit risk	296,662	276,793
Impairment loss on financial assets	1,175	894
Santander UK plc | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	279,266	260,584
Impairment loss on financial assets	117	224
Santander UK plc | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	14,575	13,415
Impairment loss on financial assets	470	335
Santander UK plc | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	2,821	2,795
Impairment loss on financial assets	588	335
Santander UK plc | Investment grade
Credit risk
Maximum exposure to credit risk	241,017	227,829
Santander UK plc | Investment grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	238,985	225,929
Santander UK plc | Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	2,032	1,900
Santander UK plc | Investment grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Santander UK plc | Speculation grade
Credit risk
Maximum exposure to credit risk	52,824	46,169
Santander UK plc | Speculation grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	40,281	34,655
Santander UK plc | Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	12,543	11,514
Santander UK plc | Speculation grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Santander UK plc | Default
Credit risk
Maximum exposure to credit risk	2,821	2,795
Santander UK plc | Default | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Santander UK plc | Default | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Santander UK plc | Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	2,821	€ 2,795
United Kingdom
Credit risk
Risk exposure	€ 275,941
Credit risk increase percentage	9.10%
Percentage of growth rate in local currency	3.80%
Percent at risk	27.00%
Non-performing rate (as a percent)	1.01%
Percentage decrease in non-performing loans ratio	0.07%
Percentage increase in non-performing loans ratio	1.70%
United Kingdom | Santander UK plc | Mortgage assets | Gross carrying amount
Credit risk
Financial assets	€ 194,354
Percent increase in portfolio	4.70%
Percent growth in real estate market	4.00%